Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Commitments And Contingencies Disclosure [Abstract]
Operating lease rent expense	$ 318,000	$ 85,000	$ 459,000	$ 167,500